PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$15,644	$16,395
Office furniture and equipment	4,367	6,272
Leasehold improvements	22,040	8,748

	42,051	31,415
Accumulated depreciation:
Computers and peripheral equipment	9,745	13,008
Office furniture and equipment	2,734	4,625
Leasehold improvements	2,251	2,889

	14,730	20,522

Depreciated cost	$27,321	$10,893